Other Noninterest Income and Expense (Tables)	12 Months Ended
Dec. 31, 2013
Other Noninterest Income and Expense
Schedule of components of other noninterest income and expense

The following tables show the components of other noninterest income and expense (in thousands).

	Year Ended December 31,
	2013	2012	2011
Other noninterest income:
Revenue from check and stored value cards	$4,250	$275	$—
Net loss from trading securities portfolio	(2,773)	(646)	—
Change in fair value of FSC derivatives	11,427	238	—
Trust fees	5,050	411	—
Service charges on depositor accounts	11,376	724	—
Commission and insurance agency income	2,765	2,159	2,645
Direct bill fees and insurance service fee income	4,613	4,109	4,140
Other	7,962	1,303	—
	$44,670	$8,573	$6,785
Other noninterest expense:
Marketing	$17,257	$2,245	$—
Data processing	17,922	4,033	434
Printing, stationery and supplies	4,583	4,033	—
Funding fees	4,403	735	—
Unreimbursed loan closing costs	30,095	5,944	—
Amortization of intangible assets	11,087	1,986	1,525
Acquisition costs	117	6,570	2,603
Management fees	—	1,025	1,098
Accounting fees	5,455	2,269	852
Other professional services	37,806	5,004	412
Other	59,222	524	2,869
	$187,947	$34,368	$9,793